Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	PNC FUNDS
Entity Central Index Key	0000778202
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Sep. 28, 2019
Prospectus Date	Sep. 28, 2019
PNC BALANCED ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	PBCCX
PNC BALANCED ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	PBAAX
PNC BALANCED ALLOCATION FUND | CLASS I
Prospectus:
Trading Symbol	PBLIX
PNC Emerging Markets Equity Fund | Class R6
Prospectus:
Trading Symbol	PEREX
PNC Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	PIEFX
PNC Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	PAEFX
PNC INTERNATIONAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	PIUIX
PNC INTERNATIONAL EQUITY FUND | Class R6
Prospectus:
Trading Symbol	PEIRX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	PIUCX
PNC INTERNATIONAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	PMIEX
PNC International Growth Fund | Class R6
Prospectus:
Trading Symbol	PIRSX
PNC International Growth Fund | Class I
Prospectus:
Trading Symbol	PIGDX
PNC International Growth Fund | Class A
Prospectus:
Trading Symbol	PIGAX
PNC Multi-Factor All Cap Fund | CLASS C
Prospectus:
Trading Symbol	PLECX
PNC Multi-Factor All Cap Fund | CLASS A
Prospectus:
Trading Symbol	PLEAX
PNC Multi-Factor All Cap Fund | CLASS I
Prospectus:
Trading Symbol	PLEIX
PNC Multi-Factor Large Cap Growth Fund | CLASS C
Prospectus:
Trading Symbol	PEWCX
PNC Multi-Factor Large Cap Growth Fund | CLASS A
Prospectus:
Trading Symbol	PEWAX
PNC Multi-Factor Large Cap Growth Fund | CLASS I
Prospectus:
Trading Symbol	PEWIX
PNC Multi-Factor Large Cap Value Fund | CLASS C
Prospectus:
Trading Symbol	PALVX
PNC Multi-Factor Large Cap Value Fund | CLASS A
Prospectus:
Trading Symbol	PLVAX
PNC Multi-Factor Large Cap Value Fund | CLASS I
Prospectus:
Trading Symbol	PLIVX
PNC MULTI-FACTOR SMALL CAP CORE FUND | Class R6
Prospectus:
Trading Symbol	PSORX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Prospectus:
Trading Symbol	PLOIX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS C
Prospectus:
Trading Symbol	PLOCX
PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Prospectus:
Trading Symbol	PLOAX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | Class R6
Prospectus:
Trading Symbol	PSWRX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	PLTIX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Prospectus:
Trading Symbol	PLWCX
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	PLWAX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	PSVCX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	PMUIX
PNC SMALL CAP FUND | CLASS I
Prospectus:
Trading Symbol	PPCIX
PNC SMALL CAP FUND | CLASS C
Prospectus:
Trading Symbol	PPCCX
PNC SMALL CAP FUND | CLASS A
Prospectus:
Trading Symbol	PPCAX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Prospectus:
Trading Symbol	PTVAX
PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Prospectus:
Trading Symbol	PTVIX
PNC ULTRA SHORT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PSBAX
PNC ULTRA SHORT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PNCIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Prospectus:
Trading Symbol	PITCX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Prospectus:
Trading Symbol	PTBIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Prospectus:
Trading Symbol	PTIIX
PNC Tax Exempt Limited Maturity Bond Fund | Class I
Prospectus:
Trading Symbol	PDLIX
PNC Tax Exempt Limited Maturity Bond Fund | Class A
Prospectus:
Trading Symbol	PDLAX
PNC GOVERNMENT MONEY MARKET FUND | Advisor Class
Prospectus:
Trading Symbol	PAGXX
PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PGAXX
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PKIXX
PNC TREASURY MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PRAXX
PNC TREASURY MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PDIXX
PNC Treasury Plus Money Market Fund | Service Shares
Prospectus:
Trading Symbol	PAEXX
PNC Treasury Plus Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	PAIXX
PNC Treasury Plus Money Market Fund | Advisor Shares
Prospectus:
Trading Symbol	PAYXX